Related party and Employee transactions	12 Months Ended
Dec. 31, 2013
Related party and employee transactions [Abstract]
Related party and employee transactions

17. Related party and employee transactions

(a) Amounts due from related party

	December 31, 2012	December 31, 2013
	US$	US$
Due from related party	-	820,089

 This balance represents a receivable due from Shaanxi Zhongmao related to working capital loans which have no fixed payments terms. This balance is unsecured, bears no interest, and expects to be repaid in one year.

(b) Amounts due from employees

	December 31, 2012	December 31, 2013
	US$	US$
Advances to employees	133,377	59,226

The balance represents cash advances to employees for traveling expenses and other expenses. The balances are unsecured, bear no interest and have no fixed payment terms.

(c) Others

For the year ended December 31, 2013, total directors' remuneration amounted to US$9,690,085 (2011: US$2,261,501; 2012: US$3,078,519).

Before July 1, 2013, the Company entered into a series of consulting agreements with a consulting company that is beneficially owned by Yong Cui ("Dr. Cui"), one of the directors of the Company. Under the agreements, the Company should pay an annual fee of US$600,000 since 2012. On July 1, 2013, the Company entered an employment agreement ("Employment Agreement") with Dr. Cui to employ him as the President of the Company from July 1, 2013 to June 30, 2016. According to the Employment Agreement, all the consulting agreements with Dr. Cui and his related company signed before July 1, 2013 were terminated. As of December 31, 2013, there were no balances due to Dr. Cui relating to the aforementioned terminated consulting agreements.

 In November 2011, the Company entered into a business development advisory services agreement with Karmen Equities Limited, of which Omer Ozden ("Mr. Ozden"), one of the Company's then independent directors, is a minority shareholder. The term of this agreement was six months with advisory fees based on an hourly rate; and the agreement was to be automatically renewed for an additional six month period upon expiration on a continuous basis. On September 19, 2013, Mr. Ozden resigned as a director of the Company and the advisory services agreement with the Company was terminated at that time. During the year ended December 31, 2013, the Company paid Mr. Ozden and Karmen Equities Limited US$112,426 in aggregate. There was no balance due to Mr. Ozden and Karmen Equities Limited as of December 31, 2013.